Commitments and Contingencies (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Payment term of license agreement per month			$ 787.5	$ 1,000
Rent expenses			$ 3,250	12,000
Rent expense				0
Net sales percentage			6.00%
Royalties reduction		10.00%	3.00%
Royalties			$ 0	0
Milestone payment			22,375,000
Estimated total budget			2,436,928
Paid amount			$ 714,943	444,421
Balance due amount				$ 359,617
Blink Bio [Member]
Commitments and Contingencies [Line Items]
License fee	$ 300,000